SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Allowance for Credit Losses for Accounts Receivable

The Company’s allowance for credit losses for its accounts receivable consists of the following activity:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Beginning balance	$97	$77	$85
Charged to general and administrative	31	85	-
Accounts receivable write-off	(51)	(77)	-
Ending Balance	$77	$85	$85

Schedule of Annual Rates of Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the residual value of the related assets at the following annual rates:

%
Furniture and fixtures	10
Computers and software	33
Leasehold improvements	10-33
Electronic equipment	15-33

Schedules of Concentration of Risk of Account Receivable

As of December 31, 2020 and 2021, each of the following customers comprised more than 10% of the Company’s accounts receivable:

	December 31,
	2020	2021
Customer A	12%	17%
Customer B	16%	11%
Customer C	6%	11%
Customer D	11%	10%